Prospectus October 31, 2011 (As Supplemented December 22, 2011)

BROWN ADVISORY GROWTH EQUITY FUND
Institutional Shares (BIAGX)
Advisor Shares (BAGAX)

BROWN ADVISORY VALUE EQUITY FUND
Institutional Shares (BIAVX)
Advisor Shares (BAVAX)

BROWN ADVISORY FLEXIBLE VALUE FUND
Institutional Shares (BIAFX)
Advisor Shares (BAFVX)

BROWN ADVISORY SMALL-CAP GROWTH FUND
Institutional Shares (BIASX)
Advisor Shares (BASAX)
D Shares (BIAAX)

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
Institutional Shares (BIAUX)
Advisor Shares (BAUAX)

BROWN ADVISORY OPPORTUNITY FUND
Institutional Shares (BIAOX)
Advisor Shares

BROWN ADVISORY MARYLAND BOND FUND
Institutional Shares (BIAMX)

BROWN ADVISORY INTERMEDIATE INCOME FUND
Institutional Shares (BIAIX)
Advisor Shares (BIATX)

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section This important section summarizes the Fund’s objectives, strategies, fees, risks, portfolio turnover, portfolio manager, your account and other information.	Summary Section
Brown Advisory Growth Equity Fund
Brown Advisory Value Equity Fund
Brown Advisory Flexible Value Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Opportunity Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Intermediate Income Fund
		1 1 6 11 17 22 28 33 38

Details About the Fund’s Investment Strategies This section provides details about the Fund’s investment strategies.
Additional Information about the Funds’ Principal
Investment Strategies
Brown Advisory Growth Equity Fund
Brown Advisory Value Equity Fund
Brown Advisory Flexible Value Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Opportunity Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Intermediate Income Fund
		43 43 45 47 49 51 54 56 58

	Table of Investment Terms	60

	Principal Risks	63
Table of Investment Terms
Principal Investment Risks This section provides details about the Fund’s principal investment risks.	Management The Advisor Portfolio Manager Other Service Providers Fund Expenses	72 72 73 76 76

Management Review this section for information about Brown Investment Advisory Incorporated (the “Advisor”) and people who manage the Fund.	Choosing a Share Class Class Comparison Rule 12b-1 Distribution Fees Shareholder Service Fees Additional Payments to Dealers	77 77 77 78 78

Your Account This section explains how shares are valued and how you can purchase and sell Fund shares.	Your Account How to Contact the Fund General Information How to Buy Shares How to Sell Shares Exchange Privileges Account and Transaction Polices	80 80 80 83 86 88 90

	Distributions and Taxes Distributions Taxes	95 95 95

Distributions and Taxes This section provides details about dividends, distributions and taxes.	Index Descriptions	97

Financial Highlights Review this section for details on selected financial statements of the Fund.	Financial Highlights	98

Summary Section

Brown Advisory Growth Equity Fund
Institutional Shares (BIAGX)
Advisor Shares (BAGAX)

Investment Objective
The Brown Advisory Growth Equity Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.19%	0.14%
Total Annual Fund Operating Expenses	0.94%	1.14%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$96	$300	$520	$1,155
Advisor shares	$116	$362	$628	$1,386

Summary Section – Brown Advisory Growth Equity Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies.  The Fund invests primarily in securities of medium and large market capitalization companies that the Advisor believes have exhibited an above average rate of earnings growth and that have prospects for above average, sustainable growth in the future.  Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets.  The Advisor may sell a security or reduce its position if:

•	The investment thesis is violated,
•	A more attractively priced security is found, or;
•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Summary Section – Brown Advisory Growth Equity Fund

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Growth Equity Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Growth Equity Fund

Brown Advisory Growth Equity Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -10.56%.  During the periods shown in the chart, the highest quarterly return was 19.20% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.21% (for the quarter ended December 31, 2008).

Brown Advisory Growth Equity Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Shares
– Return Before Taxes	24.44%	7.66%	2.87%
– Return After Taxes on Distributions	24.44%	7.65%	2.81%
– Return After Taxes on Distributions and Sale of Fund Shares	15.89%	6.64%	2.45%
Advisor Shares
– Return Before Taxes	23.98%	7.19%	2.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	16.71%	3.75%	0.02%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	1.41%

NOTE:  Institutional Shares of the Growth Equity Fund commenced operations on June 28, 1999 as part of the Predecessor Growth Equity Fund.  Advisor Shares commenced operations on May 18, 2006 as part of the Predecessor Growth Equity Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.

Summary Section – Brown Advisory Growth Equity Fund

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA has been the lead manager of the Fund since June 1999.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Value Equity Fund
Institutional Shares (BIAVX)
Advisor Shares (BAVAX)

Investment Objective
The Brown Advisory Value Equity Fund (the “Fund”) seeks to achieve capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee(as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.18%	0.13%
Total Annual Fund Operating Expenses	0.93%	1.13%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$95	$296	$515	$1,143
Advisor shares	$115	$359	$622	$1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 64% of the average value of its portfolio.

Summary Section – Brown Advisory Value Equity Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a portfolio of domestic equity securities of companies with medium to large market capitalization.  Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  When selecting value securities, the Advisor combines a highly disciplined approach to securities valuation with an emphasis on companies that have attractive underlying fundamentals.  The Advisor focuses on companies that it believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management.  The Fund invests primarily in equity securities of companies that the Advisor believes have attractive underlying fundamentals and are generally capable of sustaining long-term growth rates at or above the market averages.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets.  The Advisor may sell a security or reduce its position if:

•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	A more attractively priced security is found, or;
•	The company’s fundamentals deteriorate in a material, long-term manner.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

Summary Section – Brown Advisory Value Equity Fund

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Value Equity Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Value Equity Fund

Brown Advisory Value Equity Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -11.57%.  During the periods shown in the chart, the highest quarterly return was 18.04% (for the quarter ended September 30, 2009) and the lowest quarterly return was -23.99% (for the quarter ended December 31, 2008).

Brown Advisory Value Equity Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	Since Inception
Institutional Shares
– Return Before Taxes	14.47%	1.65%	7.31%
– Return After Taxes on Distributions	14.25%	1.02%	6.24%
– Return After Taxes on Distributions and Sale of Fund Shares	9.65%	1.32%	6.02%
Advisor Shares
– Return Before Taxes	13.96%	1.15%	6.90%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	7.51%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	7.06%

NOTE:  Institutional Shares of the Value Equity Fund commenced operations on January 28, 2003 as part of the Predecessor Value Equity Fund.  Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Value Equity Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.  The “Return After Taxes on Distributions and sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.

Summary Section – Brown Advisory Value Equity Fund

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Richard M. Bernstein, CFA has been the lead manager of the Fund since January 2003.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Flexible Value Fund
Institutional Shares (BIAFX)
Advisor Shares (BAFVX)

Investment Objective
The Brown Advisory Flexible Value Fund (the “Fund”) seeks to achieve long-term growth of capital.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.47%	0.43%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.33%	1.54%
Fee Waiver and Expense Reimbursement	-0.17%	-0.18%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement (1)(2)	1.16%	1.36%
(1)
The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.15% and 1.35%, respectively, of the Fund’s average daily net assets through October 31, 2012.  The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.

(2)
The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 2 years).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$118	$405	$713	$1,587
Advisor shares	$138	$469	$822	$1,819

Summary Section – Brown Advisory Flexible Value Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 33% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities.  The Advisor may invest in securities of companies of various market capitalizations with a focus on larger companies.  Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Advisor may also invest in debt-securities, including lower-rated debt-securities and foreign securities including depositary receipts.

The Advisor follows an investment philosophy referred to as “flexible value.”  The “flexible value” strategy expands the bargain hunting concepts of value investing to a broad range of opportunities.  Rather than label securities as value or growth, the Advisor believes that growth is an integral part of the value equation; therefore, the Advisor may invest in traditional value securities as well as securities of companies with better growth rates, or other characteristics that are traditionally associated with value securities.  The Advisor seeks to invest in the common stocks of companies it believes are undervalued in the marketplace based on characteristics such as earnings, dividends, cash flow or asset values.  Other factors considered include:

•	Financial condition of the company
•	Micro and macroeconomic changes likely to improve the long-term business performance of the company
•	Competitive positioning of the company within its industry; and
•	The quality of management and management’s focus on creating shareholder value.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) (“junk bonds”), by Standard & Poor’s (“S&P”) or Moody’s Investor Services (“Moody’s”), respectively, or (2) unrated debt securities determined by the Advisor to be of comparable quality.

Summary Section – Brown Advisory Flexible Value Fund

The Advisor may sell a security or reduce its position if:
•	The security has reached a price whereby its risk/reward characteristics are not as favorable;
•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or
•	A better opportunity has been identified.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities.  Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Non-Investment Grade Securities Risk.  Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Summary Section – Brown Advisory Flexible Value Fund

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 year and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Flexible Value Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Flexible Value Fund

Brown Advisory Flexible Value Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -8.18%.  During the periods shown in the chart, the highest quarterly return was 17.44% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.94% (for the quarter ended December 31, 2008).

Brown Advisory Flexible Value Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	Since Inception (11/30/06)
Institutional Shares
– Return Before Taxes	10.86%	-2.96%
– Return After Taxes on Distributions	10.78%	-3.08%
– Return After Taxes on Distributions and Sale of Fund Shares	7.15%	-2.55%
Advisor Shares
– Return Before Taxes	10.70%	-3.26%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	15.06%	-0.48%

NOTE:  Institutional Shares of the Flexible Value Fund commenced operations on November 30, 2006 as part of the Predecessor Flexible Value Fund.  Advisor Shares commenced operations on January 24, 2007 as part of the Predecessor Flexible Value Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.

Summary Section – Brown Advisory Flexible Value Fund

Management
Investment Advisor	Portfolio Managers
Brown Investment Advisory Incorporated
R. Hutchings Vernon, Michael L. Foss and Nina K. Yudell, are the co-managers of the Fund.  Mr. Vernon and Ms. Yudell have been managing the Fund since May 2008; Mr. Foss has been managing the Fund since January 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Small-Cap Growth Fund
Institutional Shares (BIASX)
Advisor Shares (BASAX)
D Shares (BIAAX) Not available for sale

Investment Objective
The Brown Advisory Small-Cap Growth Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares	D Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%	0.00%
Other Expenses	0.18%	0.19%	0.13%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.19%	1.45%	1.14%
(1)
The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets – Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$121	$378	$654	$1,443
Advisor shares	$148	$459	$792	$1,735
D shares	$116	$362	$628	$1,386

Summary Section – Brown Advisory Small-Cap Growth Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 61% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies.  Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase.  The Fund invests primarily in companies the advisor believes have above average growth prospects.  The Advisor conducts an in-depth analysis of a company’s fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if it believes:
•	The security subsequently fails to meet initial investment criteria;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is an inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Summary Section – Brown Advisory Small-Cap Growth Fund

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares, Advisor Shares and D Shares for 1, 5 and 10 year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small-Cap Growth Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Small-Cap Growth Fund

Brown Advisory Small-Cap Growth Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -14.65%.  During the periods shown in the chart, the highest quarterly return was 34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46% (for the quarter ended September 30, 2001).

Brown Advisory Small-Cap Growth Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Shares
– Return Before Taxes	29.06%	6.92%	2.45%
– Return After Taxes on Distributions	29.06%	6.54%	2.26%
– Return After Taxes on Distributions and Sale of Fund Shares	18.89%	5.91%	2.07%
Advisor Shares
– Return Before Taxes	28.46%	6.38%	2.09%
D Shares
– Return Before Taxes	29.08%	6.65%	2.24%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

NOTE: Institutional Shares of the Small-Cap Growth Fund commenced operations on June 28, 1999 as part of the Predecessor Small-Cap Growth Fund.  Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Small-Cap Growth Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.  D Shares commenced operations on September 20, 2002 as part of the Predecessor Small-Cap Growth Fund.  Performance shown prior to inception of the D Shares is based on the performance of Institutional Shares adjusted for the expenses applicable to D Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.

Summary Section – Brown Advisory Small-Cap Growth Fund

Management
Investment Advisor	Portfolio Managers
Brown Investment Advisory Incorporated	Timothy W. Hathaway, CFA and Christopher A. Berrier have been the co-managers of the Fund since 2005.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares (BIAUX)
Advisor Shares (BAUAX)

Investment Objective
The Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee( as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.24%	0.19%
Acquired Fund Fees and Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses(1)	1.50%	1.70%
(1)
The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets – Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 2 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$153	$474	$818	$1,791
Advisor shares	$173	$536	$923	$2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 67% of the average value of its portfolio.

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Advisor may also invest in private placements in these types of securities.  Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase.  The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Advisor believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business.  The Advisor uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth.  The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.  To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets.  With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities.  The Fund may utilize options, futures contracts and options on futures.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:
•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	It is overvalued; or
•	The company’s fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities.  Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risks of investments in options, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities/Emerging Markets Risk.  Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.  Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares for 1 year and since inception periods compare to a broad-based market index.  Advisor Shares have not yet commenced operations.

Effective April 12, 2010, the Brown Advisory Small-Cap Fundamental Value Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Small-Cap Fundamental Value Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -9.22%.  During the periods shown in the chart, the highest quarterly return was 17.41% (for the quarter ended December 31, 2010) and the lowest quarterly return was -10.11% (for the quarter ended June 30,2010).

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Brown Advisory Small-Cap Fundamental Value Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	Since Inception (12/31/08)
Institutional Shares
– Return Before Taxes	27.50%	26.66%
– Return After Taxes on Distributions	26.13%	25.63%
– Return After Taxes on Distributions and Sale of Fund Shares	18.30%	22.50%
Advisor Shares
– Return Before Taxes	27.25%	26.41%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	22.52%

NOTE:  Institutional Shares of the Small-Cap Fundamental Value Fund commenced operations on December 31, 2008 as part of the Predecessor Small-Cap Fundamental Value Fund.  Advisor Shares of the Small-Cap Fundamental Value Fund commenced operations on July 28, 2011.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	J. David Schuster has been the manager of the Fund since its inception on December 31, 2008.

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Opportunity Fund
Institutional Shares (BIAOX)
Advisor Shares       Not available for sale

Investment Objective
The Brown Advisory Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.78%	0.73%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.79%	1.99%
Fee Waiver and Expense Reimbursement	-0.28%	-0.28%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(1)(2)	1.51%	1.71%
(1) The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.50% and 1.70%, respectively, of the Fund’s average daily through October 31, 2012.  The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.
(2) The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking in to account the contractual expense limitation for 2 years).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary Section – Brown Advisory Opportunity Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$154	$536	$944	$2,082
Advisor shares	$174	$597	$1,047	$2,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities and may incorporate either a growth or value investment approach to security selection and invest in companies regardless of market capitalization.  The Advisor selects equity securities of “high quality companies” that the Advisor believes have significant market opportunities where the companies are leaders or potential leaders in their respective markets, proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise.  The Advisor will typically invest in 30 securities or fewer.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if:
•	It fails to meet initial investment criteria; or
•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

Summary Section – Brown Advisory Opportunity Fund

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities/Emerging Markets Risk.  Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.  Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index.  Advisor Shares have not yet commenced operations.

Summary Section – Brown Advisory Opportunity Fund

Effective April 12, 2010, the Brown Advisory Opportunity Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Opportunity Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -9.14%.  During the periods shown in the chart, the highest quarterly return was 36.75% (for the quarter ended December 31, 2002) and the lowest quarterly return was -39.59% (for the quarter ended March 31, 2001).

Brown Advisory Opportunity Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Shares
– Return Before Taxes	17.36%	1.47%	-6.34%
– Return After Taxes on Distributions	17.36%	1.47%	-6.34%
– Return After Taxes on Distributions and Sale of Fund Shares	11.29%	1.25%	-5.12%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Summary Section – Brown Advisory Opportunity Fund

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Darryl R. Oliver, Portfolio Manager, has been the lead manager of the Fund since April 2010.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Maryland Bond Fund
Institutional Shares (BIAMX)

Investment Objective
The Brown Advisory Maryland Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%
Exchange Fee ( as a % of amount exchanged within 14 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.52%
(1) The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$53	$167	$291	$653

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 29% of the average value of its portfolio.

Summary Section – Brown Advisory Maryland Bond Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities.  The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds.  The Advisor determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by S&P and Moody’s.  The Advisor then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced.  The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.  Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest may be subject to the Federal alternative minimum tax (“AMT”).  All capital gains are subject to Federal and state taxes in addition to AMT.  Municipal securities include municipal bonds, notes, and leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Advisor may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found; or
•	The Advisor believes that the security has reached it appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or tax exempt quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Summary Section – Brown Advisory Maryland Bond Fund

•	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund’s NAV more than if the Fund invested in more geographically diverse investments.

•
Non-Diversification Risk.  Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares for 1 and 5 years and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Maryland Bond Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Maryland Bond Fund

Brown Advisory Maryland Bond Fund – Institutional Shares
Calendar Year Total Returns
The Fund’s calendar year-to-date total return as of September 30, 2011 was 4.32%.  During the periods shown in the chart, the highest quarterly return was 4.07% (for the quarter ended June 30, 2002) and the lowest quarterly return was -2.03% (for the quarter ended June 30, 2004).

Brown Advisory Maryland Bond Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	Since Inception (12/21/00)
Institutional Shares
– Return Before Taxes	2.28%	3.60%	3.81%
– Return After Taxes on Distributions	2.28%	3.60%	3.81%
– Return After Taxes on Distributions and Sale of Fund Shares	2.32%	3.51%	3.73%
Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.13%	4.60%	4.61%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management
Investment Advisor	Portfolio Managers
Brown Investment Advisory Incorporated	Paul D. Corbin and Monica M. Hausner have been the co- managers of the Fund since its inception in December 2000.

Summary Section – Brown Advisory Maryland Bond Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100

Tax Information
It is anticipated that at least 80% of the Fund’s net income will be exempt from Federal and Maryland state income taxes, but not Federal alternative minimum tax.  Additionally, all capital gains are subject to Federal, state and Federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Intermediate Income Fund
Institutional Shares (BIAIX)
Advisor Shares (BIATX)

Investment Objective
The Brown Advisory Intermediate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a% of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.17%	0.12%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	0.53%	0.73%
 (1) The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$54	$170	$296	$665
Advisor shares	$75	$233	$406	$906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 84% of the average value of its portfolio.

Summary Section – Brown Advisory Intermediate Income Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities.  The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Advisor.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years.  Duration is a measurement of interest rate sensitivity.

The Advisor may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found; or
•	The Advisor believes that the security has reached it appreciation potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Summary Section – Brown Advisory Intermediate Income Fund

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Mortgage- and Asset-Backed Securities Risk.  The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•
Prepayment/Extension Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Intermediate Income Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Intermediate Income Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was 5.36%.  During the periods shown in the chart, the highest quarterly return was 4.25% (for the quarter ended September 30, 2002) and the lowest quarterly return was -1.78% (for the quarter ended June 30, 2004).

Brown Advisory Intermediate Income Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Shares
– Return Before Taxes	5.65%	5.39%	5.13%
– Return After Taxes on Distributions	4.41%	3.89%	3.51%
– Return After Taxes on Distributions and Sale of Fund Shares	3.74%	3.73%	3.43%
Advisor Shares
– Return Before Taxes	5.43%	5.12%	4.85%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.15%	5.81%	5.66%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Paul D. Corbin and Monica M. Hausner have been the co- managers of the Fund since 2000.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Summary Section – Brown Advisory Intermediate Income Fund

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Growth Equity Fund

Principal Investment Strategies
The Brown Advisory Growth Equity Fund seeks to achieve capital appreciation.  Under normal conditions, the Fund seeks to achieve the investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of domestic companies (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund primarily invests in securities of medium and large market capitalization companies that have high, sustainable earnings prospects along with attractive valuations.  The Advisor believes these companies have exhibited an above-average rate of earnings growth over the past few years and have prospectus for above-average, sustainable growth in the future.  Medium and large market capitalization companies include those with market capitalizations generally greater than $2 billion at the time of purchase.

The Advisor’s Process — Purchasing Portfolio Securities.  The Fund seeks to purchase securities that the Advisor considers to have attractive valuations based on the strong fundamentals of the underlying companies.  The Advisor starts by using in-house research and other sources to identify a universe of high quality companies across a range of industries.  High quality companies are businesses that the Advisor believes have:

•	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets;

•	Proprietary products and services, new product development and product cycle leadership that sustain a strong brand franchise; and

•	A strong management team that is proactive, consistently executes effectively, and anticipates and adapts to change.

The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future.  These attributes include, but are not limited to:
•	A strong competitive position;
•	A history of innovation;
•	Excellent management; and
•	The financial resources to support long-term growth.

The Advisor believes that attractive risk-adjusted returns can be better achieved by buying and holding securities of companies over long periods of time.  As a result, the Advisor focuses on those companies that it believes have the ability to grow earnings at above average rates over several years (i.e. at an annualized rate of 14% or more over a full market cycle).  Factors considered include:
•	Product cycles, pricing flexibility and product or geographic mix;
•	Sustainability of fundamental growth drivers;
•	Cash flow and financial resources to fund growth; and

Additional Information about the Funds’ Principal Investment Strategies

•	Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a variety of valuation techniques to identify those companies whose securities are attractively valued relative to the market, their peer groups and their own price history.  These techniques include analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios.  Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s equity security and its current market price.

The Advisor’s valuation discipline attempts to estimate a range of value for each company whose security is considered for purchase.  The range of value will be used to estimate the spread or “margin of safety” between a company’s current stock price and a reasonable “worst case” low price for the security.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the portfolio companies.  The Advisor may sell a security or reduce its position if:
•	It fails to meet initial investment criteria;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with the principal investment strategy and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position taken at the wrong time may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Value Equity Fund

Principal Investment Strategies
The Brown Advisory Value Equity Fund seeks to achieve capital appreciation.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock) of domestic companies with medium to large market capitalizations (“80% Policy”).  Medium and large market capitalization companies are, according to the Advisor, companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor combines a highly disciplined approach to securities valuation with an emphasis on companies with attractive underlying fundamentals.  The Advisor focuses on companies that it believes are financially sound, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management.  The Advisor may focus on a particular sector or industry but will seek to keep the Fund’s portfolio diversified across many industries.  The Advisor uses in-house research and other sources to identify a universe of companies across a broad range of industries whose underlying fundamentals are relatively attractive and generally capable of sustaining long-term growth rates at or above market averages.  The Advisor focuses on companies that it believes exhibit the following:

•	Sufficient cash flow and balance sheet strength to fund future growth;

•	Leadership or potential leadership in markets with the opportunity for long-term growth;

•	Proprietary products and services, new product development and product cycle leadership that sustains the company’s brand franchise;

•	A strong management team that is proactive, executes effectively, and anticipates and or adapts to change and is sensitive to shareholder interests;

•	Product cycles, pricing flexibility, product or geographic mix that supports growth and stability;

•	Catalysts for growth, which can include changes in regulation, management, business cycle, and business mix or industry consolidation.

The Advisor’s valuation discipline attempts to estimate a range of value for each company whose securities are considered for purchase.  The range of value is used to estimate the spread or "margin of safety" between a company’s current stock price and a reasonable worst case low price for the stock.  The range is developed through an extensive valuation methodology that uses historic values, peer comparisons, private market value, and discounted cash flow analyses.  A key objective of this analysis is to minimize the downside risk of investing in securities which generally results in a portfolio with lower than market valuations and better than average fundamental characteristics.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Advisor may sell a stock or reduce its position if:

•	It has reached its target price;

•	Its present reward to risk ratio is unattractive;

Additional Information about the Funds’ Principal Investment Strategies

•	A more attractively priced security is found, or;

•	The company’s fundamentals deteriorate in a material, long-term manner.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Flexible Value Fund

Principal Investment Strategies
The Brown Advisory Flexible Value Fund seeks to achieve long-term growth of capital.  The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board of Trustees without shareholder approval.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities (“80% Policy”).  While the Advisor may purchase securities of companies of various market capitalizations, the focus is on larger companies.  Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Potential investment opportunities are evaluated from a number of perspectives in an effort to select those that offer the most attractive return prospects.  The Advisor’s approach also attempts to take advantage of the market’s short-term volatility, which may provide buying opportunities in stocks of companies that appear to have attractive long-term potential.

With respect to 20% of its assets, the Fund may also invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) (“junk bonds”), by Standard & Poor’s (“S&P”) or Moody’s Investor Services (“Moody’s”), respectively, or (2) unrated debt securities determined to be of comparable quality by the Advisor.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor uses a research-intensive security selection process.  Many characteristics of the underlying company are analyzed prior to purchasing its security in the Fund’s portfolio.  These include:
•	A company’s market position;
•	Its current and potential financial strength;
•	Its earnings and free cash flow; and
•	The effectiveness of its management team.

The Advisor constructs its portfolio one security at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings.  The Advisor does not limit its investments to securities of a particular market cap range but the focus is generally on larger companies.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  The Advisor may sell a security or reduce its position if:

•	The security has reached a price whereby its risk/reward characteristics are not as favorable;

•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

•	A better opportunity has been identified.

Additional Information about the Funds’ Principal Investment Strategies

Under normal circumstances, the Advisor is a long-term investor with holding periods for securities of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Small-Cap Growth Fund

Principal Investment Strategies
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.  The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies (“80% Policy”).  The Fund seeks to invest primarily in small companies with above average growth prospects.  Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase (“Market Capitalization Range”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor begins by identifying a universe of small growth companies within the Market Capitalization Range.  From these companies, the Advisor uses research and other sources of information to select those companies it believes have the potential to grow earnings at an above average rate annually.  The Advisor then performs an in-depth analysis of the companies’ fundamentals to identify those that have:

•
Substantial business opportunities relative to their operating history and size.  These opportunities may arise from addressing large and fragmented markets or markets that are growing at rapid rates.  In addition, the company’s ability to innovate may help create new markets for its products or services;

•	Proprietary products, services or distribution systems that provide the company with a competitive edge;

•	Management that demonstrates a “growth mentality” and a plan that the Advisor can understand, monitor and evaluate; or

•	Attractively priced stocks compared to their growth potential.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Advisor may sell a security or reduce its position if it believes:

•	The security subsequently fails to meet initial investment criteria;

•	A more attractively priced stock is found; or

•	The security becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

Additional Information about the Funds’ Principal Investment Strategies

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Strategies
The Fund seeks to achieve long-term capital appreciation.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies (“80% Policy”).  Small companies, according to The Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% policy.

The Advisor may invest up to 15% of its assets in foreign equity securities, including in emerging markets.  With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including distressed debt securities (limited to 5% or less of its assets).  Debt securities in which the Fund may invest may be rated by a Nationally Recognized Statistical Rating Agency or may be unrated and judged by the Advisor to be of comparable quality.  The Fund may utilize options, futures contracts and options on futures.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The Advisor’s Process.  The Advisor seeks investment opportunities in companies with valuations whose market prices are selling at a discount to their estimated intrinsic business values.  The Advisor’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market.  The Advisor seeks to find companies that are:
•	Out-of-favor;
•	Over-looked;
•	Under-followed in the market; and
•	Often trade at price levels which do not reflect the Advisor’s assessment of their fundamental economic value.

If a valuation analysis indicates that a company is priced at an appropriate discount to its long-term earnings potential, the Fund may also invest in cyclical companies or companies that experienced a temporary setback.

The Fund may also invest in securities whose prices are low relative to their asset valuation or private market valuation.  These may include companies that the Advisor believes are:
•	Extremely oversold or neglected due to adverse events or complex capital structures;
•	Mired in company-specific or industry-related turnarounds;
•	Undergoing financial or operational restructuring, including spin-offs, reorganizations, liquidations, mergers and acquisitions;
•	In possession of hidden value in the form of assets on their balance sheets that are underappreciated by the market.

The Advisor seeks catalysts or inflection points that may unlock shareholder value by narrowing the gap between current market price and underlying business value.  Examples of catalysts or inflection points include:
•	Changes in regulation, management, or business mix;
•	Industry consolidation;
•	Cost reduction initiatives;
•	Acquisition or merger activity;

Additional Information about the Funds’ Principal Investment Strategies

•	New products or investments;
•	Share repurchases;
•	Asset sales; or
•	Cyclical recoveries.

The Advisor seeks a measure of downside protection for the Fund by purchasing investments for the Fund’s portfolio whose risk-reward relationship meets certain criteria established by the Advisor.  More specifically, the Advisor estimates a reasonable worst case low price for each security and rejects those that have unacceptable spreads between that price and the company’s current stock price.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor performs an in-depth qualitative and quantitative analysis to distinguish companies that the Advisor believes may exhibit some of the following characteristics:

•	Free cash flow providing flexibility for growth and/or return of shareholder value;

•	High and/or increasing returns on capital;

•	Hidden asset value or operations unrecognized by the market;

•	Sustainable and/or expanding profitability;

•	Market leadership and/or market share growth potential;

•	Financial stability, including strong balance sheet and modest use of debt;

•	Effective management team sensitive to shareholder interests;

•	Sound business strategy and competitive advantages;

•	Franchise value defensible by proprietary products, differentiated services or systems, customer captivity, lowest-cost production, or identifiable brands;

•	Product cycles, pricing flexibility, rational investment or new product development, and segment or geographic mix that supports stability and growth; or

•	Attractive valuation.

Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies.  The Advisor may sell a security or reduce its position if:

•	The security has reached its target price level and reward to risk ratio is unattractive;

•	The security is no longer valued at a discount to its intrinsic economic value, or is overvalued relative to market expectations;

•	The company’s fundamentals change in a material, long-term manner, fail to meet investment criteria, or are no longer reliable in estimating the underlying business value;

•	Unrealized catalysts or management inability to enhance shareholder value result in “value trap;”

•	A more attractively valued alternative, either existing holding or new investment, offers greater reward to risk potential;

•	The security becomes too large of a position size; or

•	Any other factors may contribute to under-performance.

Additional Information about the Funds’ Principal Investment Strategies

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Opportunity Fund

Principal Investment Strategies
The Fund seeks to achieve long-term capital appreciation.  Under normal conditions, the Fund seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities and may incorporate either a growth or value investment approach to security selection and invest in companies regardless of market capitalization.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor starts by using in-house research and other sources to identify a universe of high quality companies across a range of industries. These are businesses that the Advisor believes have:

•	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets;

•	Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise; or

•	A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then uses a variety of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose securities are attractively valued relative to the market, their peer groups and their growth opportunity.  Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s stock and its current market price.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Advisor may sell a stock or reduce its position if it believes:

•	The security subsequently fails to meet initial investment criteria;

•	A more attractively priced security is found; or

•	The stock becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

Additional Information about the Funds’ Principal Investment Strategies

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Maryland Bond Fund

Principal Investment Strategies
The Fund seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.  The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds.  The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.  Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest from the Fund’s investments may be subject to the Federal alternative minimum tax (“AMT”).  Municipal securities include municipal bonds, notes, and leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor regularly monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund’s investment portfolio.  The Advisor then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor may sell a fixed income security or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

•	The security subsequently fails to meet the Advisor’s investment criteria;

•	A more attractive security is found or funds are needed for another purpose; or

•	The Advisor believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are a Maryland resident

•	Are an income-oriented investor in a high tax bracket and desire tax-exempt income

Additional Information about the Funds’ Principal Investment Strategies

•	Seek income and more price stability than stocks offer

•	Are pursuing a long-term investment goal.

The Fund may not be appropriate for you if you:

•	Are not a Maryland resident

•	Are pursuing a short-term investment goal or are investing emergency reserves

•	Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)

•	Do not desire tax-exempt income.

Additional Information about the Funds’ Principal Investment Strategies
Brown Advisory Intermediate Income Fund

Principal Investment Strategies
The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Portfolio Maturity.  The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years (“Maturity Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Policy.  The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years.  Duration is a measurement of interest rate sensitivity. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 2% to 5%.

Portfolio Securities Credit Ratings.  The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of an NRSRO or is unrated and deemed to be of comparable quality by the Advisor.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio.  This is based on its analysis of economic factors such as the interest rate outlook and technical factors such as the shape of the yield curve.  The Advisor then determines the relative and absolute attractiveness of each of the following — corporate securities, mortgage-backed securities, asset-backed securities, Treasury securities and agency securities.  Finally, it searches for securities, which meet the maturity and duration needs of the Fund’s portfolio.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor may sell a fixed income security or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

•	The security subsequently fails to meet the investment criteria;

•	A more attractive security is found or funds are needed for another purpose; or

•	The Advisor believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Additional Information about the Funds’ Principal Investment Strategies

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Seek income

•	Seek capital preservation

•	Are pursuing a long-term investment goal

•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:

•	Are pursuing a short-term investment goal or are investing emergency reserves

•	Are seeking capital appreciation

•	Can not tolerate fluctuation in the value of your investments.

Table of Investment Terms

Set forth below are terms specific to certain of the Funds’ principal investments.  These terms are further explained on the next page.

	Brown Advisory Growth Equity Fund	Brown Advisory Value Equity Fund	Brown Advisory Flexible Value Fund	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Opportunity Fund	Brown Advisory Maryland Bond Fund	Brown Advisory Intermediate Income Fund
Equity Security(1)	✓	✓	✓	✓	✓	✓
Convertible Security(2)	✓	✓	✓	✓	✓	✓
ADRs(3)	✓	✓	✓	✓	✓	✓
REITs(4)	✓	✓	✓	✓	✓	✓
ETFs(5)	✓	✓	✓	✓	✓	✓
Market Capitalization(6)	✓	✓	✓	✓	✓	✓
Company Fundamentals(7)	✓	✓		✓
Price/Earnings Ratio(8)	✓					✓
Price/Sales Ratio(9)	✓					✓
Price/Cash Flow Ratio(10)	✓					✓
Debt/Fixed Income Securities(11)			✓		✓		✓	✓
Emerging or Developing Markets(12)	✓
Bond(13)							✓	✓
Investment Grade Security(14)							✓
Municipal Security(15)							✓
NRSRO(16)							✓	✓
U.S. Government Security(17)							✓	✓
Note(18)							✓
Maturity(19)							✓	✓
Mortgage-Backed Security(20)								✓
Asset-Backed Security(21)								✓
Yield Curve(22)								✓
Stated Average Maturity(23)								✓
Weighted Average Maturity(24)							✓	✓

Table of Investment Terms

(1)
Equity Security means an equity or ownership interest in a company including common and preferred stock, warrants and securities convertible into common and preferred stock, listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) exchange traded funds (“ETFs”) and private placements in these types of securities.

(2)
Convertible Securities are bonds, debentures, notes, preferred stock, rights, warrants or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.

(3)	ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.

(4)	REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests.

(5)	ETFs are types of mutual funds that trade like stocks on an exchange. ETFs are usually constructed to track an index, a commodity, or a basket of assets like an index fund..

(6)	Market Capitalization means the value of a company’s common stock in the stock market.

(7)
Company Fundamentals means factors reflective of a company’s financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

(8)	Price/Earnings Ratio means the price of a stock divided by the company’s earnings per share.

(9)	Price/Sales Ratio means the amount an investor is willing to pay for a dollar of revenue.

(10)	Price/Cash Flow Ratio means the price of a stock divided by free cash flow per share.

(11)
Debt/Fixed Income Securities means a security, such as a bond or note, that obligates the issuer to pay the security owner a specific sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

(12)
Emerging or Developing Markets means generally countries other than Canada, the United States or those countries included in the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”). Currently, the countries included in the EAFE Index are Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(13)	Bond means a fixed income security with a long-term maturity, usually 5 years or longer.

(14)
Investment Grade Security means a fixed income security rated in one of the four highest long-term or two short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund’s Advisor at the time of purchase.

(15)	Municipal Security means a fixed income security issued by or on behalf of a state, its local governments and public financing authorities, and by U.S. territories and possessions.

(16)	NRSRO means a “nationally recognized statistical rating organization,” such as Standard & Poor’s, that rates fixed income securities by relative credit risk.

(17)	U.S. Government Security means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Table of Investment Terms

(18)	Note means a fixed income security with a short-term maturity, usually less than 1 year.

(19)	Maturity means the date on which a fixed income security is (or may be) due and payable.

(20)	Mortgage-Backed Security means a fixed income security representing an interest in a pool of underlying mortgage loans.

(21)	Asset-Backed Security means a fixed income security representing an interest in an underlying pool of assets such as automobile loans or credit card receivables.

(22)	Yield Curve means a graph that plots the yield of all fixed income securities of similar quality against the securities’ maturities.

(23)	Stated Average Maturity means the dollar weighted maturity of the portfolio without consideration for potential changes in cash flows of the portfolio’s securities.

(24)
Weighted Average Maturity refers to the dollar weighted average maturity of the portfolio, accounting for potential changes in cash flows of the portfolio’s securities due to prepayments on mortgage backed and asset backed securities, puts and calls, and other foreseen changes to stated cash flows.

Principal Risks

An investment in a Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.

	Brown Advisory Growth Equity Fund	Brown Advisory Value Equity Fund	Brown Advisory Flexible Value Fund	Brown Advisory Small- Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Opportunity Fund	Brown Advisory Maryland Bond Fund	Brown Advisory Intermediate Income Fund
ADR Risk	✓	✓		✓
Convertible Securities Risk	✓	✓	✓	✓	✓	✓
Credit Risk							✓	✓
Debt/Fixed Income Securities Risk			✓		✓		✓	✓
Derivatives Risk					✓
Equity and General Market Risk	✓	✓	✓	✓	✓	✓
ETF Risk	✓	✓	✓	✓	✓	✓
Foreign Securities/ Emerging Markets Risk			✓		✓	✓
Growth Company Risk	✓			✓		✓
Interest Rate Risk;							✓	✓
Liquidity Risk							✓	✓
Management Risk	✓	✓	✓	✓	✓	✓	✓	✓
Maryland Bonds and Municipal Securities Risk							✓
Medium Capitalization Company Risk	✓	✓	✓			✓
Mortgage- and Asset-Backed Securities Risk								✓
Non-Diversification Risk							✓
Non-Investment Grade Securities Risk			✓		✓
Portfolio Turnover Risk						✓
Prepayment/Extension Risk								✓
Private Placement Risk	✓	✓	✓	✓	✓	✓
REIT and Real Estate Risk	✓	✓	✓	✓	✓	✓
Smaller Company Risk			✓	✓	✓	✓
Value Company Risk		✓	✓		✓	✓

Principal Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  A Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

Credit Risk
If a Fund invests in fixed income securities, the value of your investment in the Fund may change in response to the credit ratings of that Fund’s portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

Debt/Fixed Income Securities Risk
The value of your investment in a Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

Principal Risks

Derivatives Risk
Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on a Fund’s performance.  The successful use of derivatives generally depends on the manager’s ability to predict market movements.

A Fund may use derivatives in various ways.  A Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  A Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  A Fund may use derivatives for leverage.  A Fund may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks.  A Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Fund is exposed, as described below.  Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because a Fund may use some derivates that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Credit Derivatives Risk is the risk associated with the use of derivatives, which are highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions.  If the Advisor is incorrect in its forecast of default risks, market spreads or other applicable factors, a Fund’s investment performance would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Advisor is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Principal Risks

Segregation Risk is the risk associated with any requirement, which may be imposed on a Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit a Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Equity and General Market Risk

A Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	Prices of stock may fall over short or extended periods of time

•	Cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day

•	Individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of a Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which a Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

•	The market may not recognize what the Advisor believes to be the true value or growth potential of the stocks held by a Fund

•	The earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline

•
The smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock.  The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company

•	The Advisor’s judgment as to the growth potential or value of a stock may prove to be wrong
•	A decline in investor demand for the stocks held by a Fund also may adversely affect the value of the securities.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles ) may involve duplication of certain fees and expenses.  By investing in an ETF, a Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Principal Risks

Foreign Securities/Emerging Market Risk

If a Fund invests in foreign securities and ADRs, an investment in that Fund may have the following additional risks:

•	Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets

•
Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities

•
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar

•
Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies

•	Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems

•	Certain foreign brokerage commissions and custody fees may be higher than those in the United States

•
Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’ shareholders.

•	Prices for stock or ADRs may fall over short or extended periods of time

If a Fund invests in emerging markets, an investment in that Fund may have the following additional risks:

•	Information about the companies in emerging markets is not always readily available

•	Stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets

•	Greater political and economic uncertainties exist in emerging markets than in developed foreign markets

•
The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries

•	Very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets

Principal Risks

•	Emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund

•	Certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar

•
Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments

•	Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR investments may subject a Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater affect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Growth Company Risk
An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty.  Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk
If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests.  The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

Liquidity Risk
Certain fixed income securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, a Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk
The Fund is actively managed and its performance may reflect the Advisor’s ability to make decisions which are suited to achieving a Fund’s investment objectives.  Due to its active management, a Fund could under perform other mutual funds with similar investment objectives.

Maryland Bonds and Municipal Securities Risk
If a Fund invests in Maryland fixed income securities, economic or political factors in Maryland may adversely affect issuers of the Maryland municipal securities in which that Fund invests.  Adverse economic or political factors will affect a Fund’s NAV more than if that Fund invested in more geographically diverse investments.  As a result, the value of a Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

Principal Risks

In addition to the state’s general obligations, a Fund will invest a significant portion of its assets in bonds that are rated according to the issuer’s individual creditworthiness, such as bonds of local governments and public authorities.  While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.  Certain Fund holdings may not rely on any government for money to service their debt.  Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams.  The credit quality of these “revenue” bonds may vary from that of the state’s general obligations.

The following is a summary of the NRSRO ratings for Maryland municipal securities.  Maryland general obligation bonds were rated Aaa by Moody’s Investor Services as of July 14, 2011 and AAA by Standard & Poor’s as of July 13, 2011.  There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by a Fund will be rated in any category or will not be downgraded by an NRSRO.  Further information concerning the State of Maryland is contained in the SAI.

Medium Capitalization Company Risk
Medium Capitalization company stocks may have greater fluctuations in price than the stocks of large companies.  Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.  Medium Capitalization companies may have limited product lines or resources and may be dependent upon a particular market niche.

Non-Diversification Risk
If a Fund is “non-diversified,” its investments are not required to meet certain diversification requirements under Federal law. A “non-diversified” Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Non-Investment Grade Securities Risk
Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Other Practices/Risks
Each Fund’s portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund’s policies and applicable government regulations. The Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may loss the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

Principal Risks

Prepayment/Extension Risk
If a Fund invests in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities.  A Fund may be exposed to greater prepayment risk because a Fund invests in mortgage-backed and asset-backed securities.  Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.  There is a greater risk that a Fund will lose money due to extension risk because a Fund invests in mortgage-backed and asset-backed securities.

Private Placement Risk
The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the 1933 Act.  Privately issued securities are restricted securities that are not publicly traded.  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that are determined by the Advisor to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

REIT and Real Estate Risk
A Fund’s investments in REITs may subject the Fund to the following additional risks:

•	Declines in the value of real estate

•	Changes in interest rates

•	Lack of available mortgage funds or other limits on obtaining capital

•	Overbuilding

•	Extended vacancies of properties

•	Increases in property taxes and operating expenses

•	Changes in zoning laws and regulations

•	Casualty or condemnation losses.

•	Tax consequences of the failure of a REIT to comply with tax law requirements.

A Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Smaller Company Risk

If a Fund invests in smaller companies, an investment in the Fund may have the following additional risks:

•	Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available

•
Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

Principal Risks

•	Changes in the value of smaller company stocks may not mirror the fluctuation of the general market

•	More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of a Fund’s shares may decline, even if stock prices generally are rising.

Management

Each Fund is a series of Professionally Managed Portfolios (the “Trust”).  The business of the Trust and each Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting each Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Funds’ Statement of Additional Information (“SAI”).  Other than the other Brown Advisory Funds and Winslow Green Growth Fund, which are offered in separate prospectuses, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and advisory services, nor do they share the same investment advisor with any other series.

The Advisor
Brown Investment Advisory Incorporated.  Each Fund’s Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.  The Advisor does business under the name of Brown Advisory.  The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland.  Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998.  Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company.  The Advisor and its affiliates (“Brown” or the “Advisor”) have provided investment advisory and management services to clients for over 10 years.  The Advisor, along with all affiliated entities, had $21.04 billion of client assets as of September 30, 2011.

The Advisor receives an annual advisory fee from each Fund at an annual rate of each Fund’s average annual daily net assets as indicated below.  For the fiscal year ended June 30, 2011, the Advisor received, after applicable fee waivers, (“Advisory Fee Received”), an advisory fee at an annual rate of each Fund’s average annual daily net assets as follows:

	Annual Advisory Fee	June 30, 2011 Advisory Fee Received
Brown Advisory Growth Equity Fund	0.75%	0.75%
Brown Advisory Value Equity Fund	0.75%	0.75%
Brown Advisory Flexible Value Fund	0.85%	0.68%
Brown Advisory Small-Cap Growth Fund	1.00%	1.00%
Brown Advisory Small-Cap Fundamental Value Fund	1.00%	1.00%
Brown Advisory Opportunity Fund	1.00%	0.72%
Brown Advisory Maryland Bond Fund	0.35%	0.35%
Brown Advisory Intermediate Income Fund	0.35%	0.35%

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and the Advisor is included in the Funds’ annual report dated June 30, 2011.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for the Funds.

Management – Portfolio Managers

Portfolio Managers
Brown Advisory Growth Equity Fund. An investment team has managed the Fund’s portfolio since its inception in 1999.  Mr. Kenneth M. Stuzin is the team’s Chairman.  He works with the team on developing and executing the Fund’s investment program and retains decision-making authority over the day-to-day management of the Fund’s assets:

Kenneth M. Stuzin, CFA has been the Portfolio Manager for the Fund since 1999 and retains decision-making authority over the day-to-day management of the Fund’s assets.  Mr. Stuzin has been a member of Brown’s senior management since 1998, Vice Chairman of Brown’s Large-Cap Growth Equity Team from 1996 to 2008, and Chairman of the Large-Cap Growth Equity Team since February 2008.  Mr. Stuzin has also served as the Vice Chairman of the Fund’s investment committee since the Fund’s inception.  Prior to joining Brown in 1996, Mr. Stuzin was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager.  Prior to that, he was a quantitative portfolio strategist in New York, advising clients on capital markets issues and strategic asset allocation decisions.  Mr. Stuzin received his B.A. and M.B.A. from Columbia University in 1986 and 1993, respectively.

Brown Advisory Value Equity Fund.  An investment team has managed the Fund’s portfolio since its inception in 2003.  Mr. Richard M. Bernstein has been the team’s Chairman since the Fund’s inception in 2003.  He works with the team on developing and executing the Fund’s investment program and retains decision-making authority over the day-to-day management of the Fund’s assets:

Richard M. Bernstein, CFA has been a Portfolio Manager for the Fund since 2000 and retains decision-making authority over the day-to-day management of the Fund’s assets.  Mr. Bernstein has been a member of Brown Advisory’s senior management since 1998 and Chairman of Brown Advisory’s Large-Cap Value Equity Team since 1998.  Prior to joining Brown Advisory in 1993, Mr. Bernstein was Vice President and Director of Research at Mercantile-Safe Deposit & Trust Company where he was responsible for equity fund management and research.  He is past president of the Baltimore Security Analysts Society.  He received a B.A. and M.A. from The Johns Hopkins University in 1979 and 1983, respectively.

Doron S. Eisenberg, CFA has been an Equity Research Analyst at Brown researching investment opportunities in the technology sector for Brown's growth and value strategies since 2002.  He is a contributing research analyst for the Fund.  Prior to joining Brown in 2002, he worked in New York as an Equity Analyst at Carret & Company during business school, and as an Engineering Project Analyst at Slattery Skanska, Inc., from 1995 to 2000.  Mr. Eisenberg graduated magna cum laude with a B.S. in Civil Engineering from Tufts University in 1995.  He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.

Brown Advisory Flexible Value Fund.  Mr. Hutchings Vernon, Mr. Michael Foss and Ms. Nina Yudell share in the responsibility for day-to-day management of the Fund’s portfolio.

R. Hutchings Vernon, CFA joins Ms. Yudell and Mr. Foss in sharing the day-to-day responsibility for co-managing the Fund’s portfolio.  Mr. Vernon was a portfolio manager and/or analyst with Alex Brown Investment Management (“ABIM”), the Fund’s previous investment advisor, for over 15 years and is continuing in the same capacity as a partner at Brown Advisory following the combination of the two firms in July 2008.  Mr. Vernon is also responsible for managing pooled and other separate accounts managed by the Advisor.  Mr. Vernon has been co-managing the Fund since May 2008.  He received a B.A. from the University of Virginia in 1982.

Management – Portfolio Managers

Michael Foss, CFA joins Mr. Vernon and Ms. Yudell in sharing the day-to-day responsibility for co-managing the Fund’s portfolio.  Mr. Foss was a portfolio manager and/or analyst with ABIM for over 5 years and is continuing in the same capacity as a partner at Brown Advisory following the combination of the two firms in July 2008.  Mr. Foss is also responsible for managing separate accounts managed by the Advisor. Mr. Foss has been co-managing the Fund since January 2009.  He received a B.A. from Virginia Tech in 1983 and an M.B.A. from The Wharton School, University of Pennsylvania in 1993.

Nina K. Yudell joins Mr. Vernon and Mr. Foss in sharing the day-to-day responsibility for co-managing the Fund’s portfolio.  Ms. Yudell was a portfolio manager and/or analyst with ABIM for over 16 years and is continuing in the same capacity as a partner at Brown Advisory following the combination of the two firms in July 2008.  Ms. Yudell is also responsible for managing separate accounts managed by the Advisor.  Ms. Yudell has been co-managing the Fund since May 2008.  She received a B.S. from the University of Baltimore in 1981, an M.B.A. from the University of Baltimore in 1982, and an M.S.B. from Johns Hopkins University in 2003.

Brown Advisory Small-Cap Growth Fund.  An investment team has managed the Fund’s portfolio since its inception in 1999.  Mr. Timothy W. Hathaway and Mr. Christopher A. Berrier, the team’s Co-Chairmen since 2005, work with the team on developing and executing the Fund’s investment program and retain equal decision-making authority over the day-to-day management of the Fund’s assets:

Timothy W. Hathaway, CFA has been a member of Brown Advisory’s senior management, Co-Chairman of Brown Advisory’s Small-Cap Equity Team and Co-Chairman of the Fund’s investment team since September 2005.  Prior to 2005 he was a Research Analyst with the Large-Cap Growth Equity Team responsible for the consumer discretionary and energy sectors for ten years.  Mr. Hathaway received his B.A. from Randolph Macon College in 1993 and his M.B.A. from Loyola College in 2001.

Christopher A. Berrier has been a member of Brown Advisory’s senior management, Co-Chairman of Brown Advisory’s Small-Cap Equity Team and Co-Chairman of the Fund’s investment team since September 2005.  Prior to joining Brown Advisory in 2005, Mr. Berrier was a Senior Equity Analyst at T. Rowe Price for five years, covering multiple sectors with a primary focus on small- and mid-capitalization growth companies across several mutual funds.  He received an B.A. in economics from Princeton University in 2000.

Brown Advisory Small-Cap Fundamental Value Fund. Mr. David Schuster is responsible for day-to-day management of the Fund’s portfolio.

J. David Schuster has been the Portfolio Manager for the Brown Advisory Small-Cap Fundamental Value Fund since its inception in 2009 and retains decision-making authority over the day-to-day management of the Fund’s assets.  He has been an Equity Research Analyst at Brown Advisory researching investment opportunities in the financial services sector since May 2008.  Prior to joining Brown Advisory in May 2008, he worked as a Managing Director covering the financial services industry at Citigroup from September 2006 to April 2008.  Prior to joining Citigroup, Mr. Schuster worked as a Managing Director in the financial institutions group at Lazard Freres & Co. since 1998.  Mr. Schuster graduated with a BSBA in Accounting from Georgetown University in 1992.

Management – Portfolio Managers

Another senior member of the Fund’s team includes:

Michael Poggi, CFA has been an Equity Research Analyst working as a generalist for Brown since 2003 and is a contributing analyst for the Fund. Mr. Poggi received his B.S. and B.A. from the University of Richmond in 2003.

Brown Advisory Opportunity Fund.  An investment team has managed the Fund since its inception in December 2005.  Mr. Darryl R. Oliver is the team’s lead manager and works with the team on developing and executing the Fund’s investment program.  Mr. Oliver retains sole decision-making authority over the day-to-day management of the Fund’s assets.

Darryl R. Oliver, CFA has been the Portfolio Manager for the Fund since April 2010, and is a specialist in large cap growth securities.  Previously, he worked with the Large Cap Growth Team at Brown Advisory and as an Equity Research Analyst in Consumer Staples with the Advisor since 2008.  From 2004 to 2008 he served as a Portfolio Manager and Analyst in Real Estate Securities with the Advisor and as an Equities Assistant Portfolio Manager from 1999-2003.  Mr. Oliver graduated with a B.A. from the University of Maryland Baltimore County in 1995 and received an MBA from the University of Maryland in 2002.

Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.  Mr. Paul D. Corbin and Ms. Monica M. Hausner are the portfolio managers for Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund. While Mr. Corbin and Ms. Hausner share responsibilities for the day-to-day management of each Fund, Mr. Corbin retains final decision making authority with respect to the management of Brown Advisory Intermediate Income Fund while Ms. Hausner retains final decision making authority with respect to Brown Advisory Maryland Bond Fund.

Paul D. Corbin has been a member of Brown Advisory’s senior management since 1998. He is responsible for the day-to-day management of the Brown Advisory Intermediate Income Fund and retains final decision making authority for the Fund.  Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds. Mr. Corbin has over 34 years of investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown Advisory and its predecessors since 1991. Prior to joining Brown Advisory, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.

Monica M. Hausner has been a fixed income Portfolio Manager since 1992. She is responsible for the day-to-day management of the Brown Advisory Maryland Bond Fund and retains final decision making authority for the Fund.  She has been responsible for fixed income trading with a focus in tax-exempt bonds since 1997. Ms. Hausner has been with Brown Advisory and its predecessors since 1992 and has managed both cash management funds and separate accounts. Prior to joining Brown Advisory, she was a Vice President at First Maryland Asset Management. She received her B.S. from Towson University in 1983.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of securities in a Fund.

Management – Other Service Providers/ Fund Expenses

Other Service Providers
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund and transfer agency services to each Fund.

Quasar Distributors, LLC (the “Distributor”) serves as each Fund’s Distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

Fund Expenses
In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average net assets.

	Institutional Shares	Advisor Shares	D Shares
Brown Advisory Growth Equity Fund	1.15%	1.35%	N/A
Brown Advisory Value Equity Fund	1.15%	1.35%	N/A
Brown Advisory Flexible Value Fund	1.15%	1.35%	N/A
Brown Advisory Small-Cap Growth Fund	1.40%	1.60%	1.35%
Brown Advisory Small-Cap Fundamental Value Fund	1.40%	1.60%	N/A
Brown Advisory Opportunity Fund	1.50%	1.70%	N/A
Brown Advisory Maryland Bond Fund	0.60%	N/A	N/A
Brown Advisory Intermediate Income Fund	0.60%	0.80%	N/A

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The current Expense Cap is in place indefinitely, but at a minimum through October 31, 2012.  The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Choosing a Share Class

Class Comparison
Brown Advisory Maryland Bond Fund offers one class of shares, Institutional Shares.  The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Intermediate Income Fund offer two classes of shares, Institutional Shares and Advisor Shares, each designed for specific investors.  The Brown Advisory Small-Cap Growth Fund-D Shares are closed to new investors and current shareholders may not purchase additional shares except through a pre-established automatic distribution reinvestment program.

The following is a summary of the differences between Institutional Shares and Advisor Shares for each of the Funds:
	Institutional Shares	Advisor Shares(1)
Eligible Shareholder
Designed for institutions (financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary accounts, corporate benefit plans with assets of at least $10 million, and investors investing through fee based financial advisers
Designed for retail investors and certain employee-directed benefit plans
Initial Sales Charge	None	None
Contingent Deferred Sales Charge	None	None
Redemption/ Exchange Fee	1.00% if shares are liquidated within 14 days of purchase	1.00% if shares are liquidated within 14 days of purchase
Ongoing distribution (12b-1) fees	None	• 0.25% of the class’ average daily net assets for each fund
Shareholder Service Fee	Up to 0.05% of the class’ average daily net assets	None
Annual Expenses	Lower expense ratio than Advisor Shares because Rule 12b-1 distribution/service fees of Advisor Shares is higher than shareholder service fee of Institutional Shares.	Higher expense ratio than Institutional Shares because Rule 12b-1 distribution/service fee of Advisor shares is higher than the shareholder service fee of Institutional Shares.
Initial Minimum Investment	$250,000	$2,000 and under

(1)	Advisor Shares of the Brown Advisory Opportunity Fund are not currently available for purchase.

Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 plan under which a Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders.

Choosing a Share Class

Advisor Shares
Brown Advisory Growth Equity Fund	0.25%
Brown Advisory Value Equity Fund	0.25%
Brown Advisory Flexible Value Fund	0.25%
Brown Advisory Small-Cap Growth Fund	0.25%
Brown Advisory Small-Cap Fundamental Value Fund	0.25%
Brown Advisory Opportunity Fund	0.25%
Brown Advisory Maryland Bond Fund	N/A
Brown Advisory Intermediate Income Fund	0.25%

Because each Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees
The Trust has also adopted a Shareholder Service Plan under which the Funds may pay a fee of up to 0.05% of the average daily net assets of each Fund’s Institutional Shares for shareholder services provided to the Funds by financial institutions, including the Advisor.

Because each Fund pays shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Additional Payments to Dealers
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Advisor or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which include broker-dealers.  The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Advisor may, at its own expense, compensate Brown Advisory Securities, LLC a portion of its annual advisory fee paid by a Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Advisor or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

In return for these Additional Payments, the Advisor expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Choosing a Share Class

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Funds’ website www.brownadvisoryfunds.com.

Your Account

How to Contact the Funds	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of a Fund class (including D Shares of Brown Advisory Small-Cap Growth Fund through a distribution reinvestment program established prior to April 25, 2006 for such shares) or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class (including D Shares of Brown Advisory Small-Cap Growth Fund through a distribution reinvestment program established prior to April 25, 2006 for such shares) or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 97 through 106).

When and How NAV is Determined
A Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will be priced at the next day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Funds’ Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Your Account - General Information

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund each invest in the securities of smaller and/or medium companies.  A Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund invest in foreign securities and are more likely to require a fair value determination because, among other things, most foreign securities markets close before a Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened
• You must supply documentation to substantiate existence of your organization (i.e. Articles of
   Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs.  Each Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Your Account - General Information

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.
Minimum Investments	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A
D Shares (Brown Advisory Small-Cap Growth Fund)
– Closed to New and Additional Purchases	N/A	N/A

Your Account

How to Buy Shares
This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an account application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.
Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check
• Send your check with (a) a completed investment slip
   from a prior statement or confirmation or (b) letter of
   instruction to:
   Brown Advisory Funds
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required
   documents). An account will be established for you
   and you will be contacted with the account number.
• Instruct your financial institution to wire your money
   using the instructions found on page 84 of this
   prospectus.
• Call to notify us of your incoming wire • Instruct your financial institution to wire your money using the instructions found on page 84 of this prospectus.
By Telephone	Not accepted for initial purchases	• If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800-540-6807.
By Automatic Investment Plan	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the
   application or submit a letter of instruction if your
   account was opened without this being done.
• Attach a voided check to your application or letter of
   instruction.
• Mail the completed application or letter and voided
   check.
• Your purchase will be electronically debited from the
   bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Your Account - How to Buy Shares

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced at a Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Your Account - How to Buy Shares

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1-800-540-6807.

Purchase by Telephone.  If your signed Account Application has been received by the Funds and unless you declined telephone purchase privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807.  You may not make your initial purchase of a Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 for additional information regarding the Funds’ AIP.

Your Account

How to Sell Shares

Each Fund processes redemption orders received in good order, promptly.  Under normal circumstances, a Fund class will send redemption proceeds to you within 5 business days.  If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.
Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if your redemption is for $2,500 or more and you did not decline wire redemption privileges on your account application
• Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) or
• Mail us your request (See “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of a Fund’s shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Your Account - How to Sell Shares

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 for additional information.  A signature guarantee or a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source will be required of shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Funds at the address listed under “Contacting the Funds.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-800-540-6807 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Your Account - How to Sell Shares

Systematic Withdrawal Program.  The Funds offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month or quarter is $250.  This program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 for additional information regarding the SWP.

Exchange Privileges

You may exchange your Fund shares of the same class for shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares within 14 days from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  See Redemption/Exchange Fee on page 90 for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (See “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Your Account - Exchange Privileges

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of each fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an account application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

Your Account

Account and Transaction Polices

Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged within 14 days from the date of purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  Each Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)

•	Redemptions of shares purchased through a dividend reinvestment program

•	Redemptions pursuant to the Funds’ systematic programs

•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

Although the Funds have the goal of applying this redemption/exchange fee to most redemptions of shares held for less than 14 days, the Funds may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Funds with information relating to its customers investing in a Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Funds are required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

Tools to Combat Frequent Transactions.  The Funds are intended for long-term investors and do not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

Your Account - Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Your Account - Account and Transaction Policies

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	When requesting a change in ownership on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, each Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.

No Certificates.  The Funds do not issue share certificates.

Right to Reject Purchases.  Each Fund reserves the right to reject any purchase in whole or in part.  We may cease taking purchase orders for a Fund at any time when we believe that it is in the best interest of our current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of a Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for Advisor Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.  With respect to D Shares of Brown Advisory Small-Cap Growth Fund, if your account falls below $500, the Fund may close your account and send you the proceeds upon 60 days’ notice.

Your Account - Account and Transaction Policies

Householding.  In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807  to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings.  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Funds have not been registered for sale outside of the United States.  Accordingly, the Funds require that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Funds.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  The Funds reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  Each Fund accepts checks and ACH transfers at full value subject to collection.  If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by a Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  Each Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Your Account - Account and Transaction Policies

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Distributions and Taxes

Distributions
Each Fund declares distributions from net investment income at least annually (at least monthly for the Brown Advisory Maryland Bond Fund and Intermediate Income Fund).  Any net capital gain realized by the Funds will be distributed at least annually.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of each Fund (including distributions from D Shares of Brown Advisory Small-Cap Growth Fund) are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  A Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) through 2012.  A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by a Fund and the shareholder.  To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.  A Fund’s distributions of dividends that it receives from REITs generally do not constitute “qualified dividend income.”

Distributions and Taxes

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

Additional Tax Matters — Brown Advisory Maryland Bond Fund.  It is anticipated that substantially all of the Fund’s net income will be exempt from Federal and Maryland state income taxes.

Generally, you are not subject to Federal income tax on the Fund’s distributions of its tax-exempt interest income other than the Federal alternative minimum tax (“AMT”). Distributions from the Fund’s net investment income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Index Descriptions

The Barclays Capital U.S. Intermediate Aggregate Bond Index (formerly Lehman Brothers Intermediate Aggregate Bond Index), is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of less than 10 years.

The Barclays 1-10 Year Blended Municipal Bond Index (formerly Lehman Brother’s 1-10 Year Blended Municipal Bond Index) is a market index published by Barclays of high quality, domestic fixed income securities with maturities of less than 10 years.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.  As of June 2008 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index net of foreign withholding taxes applicable to U.S. investors.  Unlike the performance figures of the Fund, the MSCI EAFE Index’s performance does not reflect the effect of fees, expenses or taxes.

The Russell 1000® Growth Index consists of stocks in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market.

The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values.  The Russell 2000®  Index measures the performance of the smallest 2,000 companies in the Russell 3000® Index and represents approximately 8% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.

The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 years or for the period of a Fund’s operations if less than 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions.  The information presented in the table below for the year ended May 31, 2010, the period ended June 30, 2010 and the year ended June 30, 2011 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.  Prior to May 31, 2010, the information in the tables below was audited by the Funds’ previous independent registered public accounting firms.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.

Financial Highlights

Brown Advisory Growth Equity Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(e)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.99	$10.39	$7.83	$10.66	$10.87	$8.97

Net Investment Income (Loss)(a)	(0.04)	(0.01)	(0.06)	(0.03)	(0.04)	(0.02)
Net Realized and Unrealized Gains (Losses)	3.68	(0.39)	2.62	(2.77)	(0.17)	1.92
Total from Investment Operations	$3.64	$(0.40)	$2.56	$(2.80)	$(0.21)	$1.90

Distributions:
from Net Realized Gains	—	—	—	(0.03)	—	—
Total Distributions to Shareholders	—	—	—	(0.03)	—	—
Net Asset Value, End of Period	$13.63	$9.99	$10.39	$7.83	$10.66	$10.87
Total Return	36.44%	(3.85)%(b)	32.69%	(26.26)%	(1.93)%	21.18%

Net Assets at End of Period (000’s Omitted)	$463,228	$96,889	$97,136	$52,792	$69,738	$71,355

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.29%)	(0.76)% (c)	(0.56)%	(0.42)%	(0.41)%	(0.25)%
Net Expenses	0.94%	1.00%(c)	1.10%	1.13%	1.06%	1.09%
Gross Expenses(d)	0.94%	1.00%(c)	1.10%	1.13%	1.06%	1.09%

Portfolio Turnover Rate	30%	1%(b)	34%	70%	56%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Growth Equity Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.80	$10.20	$7.72	$10.55	$10.83	$8.98

Net Investment Income (Loss)(a)	(0.09)	(0.01)	(0.10)	(0.07)	(0.10)	(0.08)
Net Realized and Unrealized Gains (Losses)	3.60	(0.39)	2.58	(2.73)	(0.18)	1.93
Total from Investment Operations	$3.51	$(0.40)	$2.48	$(2.80)	$(0.28)	$1.85

Distributions:
from Net Realized Gains	—	—	—	(0.03)	—	—
Total Distributions to Shareholders	$—	$—	$ —	$(0.03)	$—	$—
Net Asset Value, End of Period	$13.31	$9.80	$10.20	$7.72	$10.55	$10.83
Total Return(b)	35.82%	(3.92)% (c)	32.12%	(26.54)%	(2.59)%	20.60%

Net Assets at End of Period (000’s Omitted)	$5,698	$6,027	$6,287	$4,755	$5,645	$3,988

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.74)%	(1.21)% (d)	(1.02)%	(0.89)%	(0.96)%	(0.77)%
Net Expenses	1.39%	1.45%(d)	1.56%	1.60%	1.60%	1.60%
Gross Expenses(e)	1.39%	1.45%(d)	1.56%	1.66%	1.67%	2.07%

Portfolio Turnover Rate	30%	1%(c)	34%	70%	56%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Value Equity Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.69	$10.18	$8.34	$13.07	$16.03	$13.69

Net Investment Income (Loss)(a)	0.16	0.01	0.15	0.20	0.19	0.20
Net Realized and Unrealized Gains (Losses)	2.83	(0.47)	1.89	(4.72)	(1.98)	2.85
Total from Investment Operations	$2.99	$(0.46)	$2.04	$(4.52)	$(1.79)	$3.05

Distributions:
from Net Investment Income	(0.12)	(0.03)	(0.20)	(0.21)	(0.20)	(0.20)
from Net Realized Gains	—	—	—	—	(0.97)	(0.51)
Total Distributions to Shareholders	$(0.12)	$(0.03)	$(0.20)	$(0.21)	$(1.17)	$(0.71)
Payments by affiliates	—	—(e)	—	—	—	—
Redemption fees	—(e)	—	—(e)	—	—	—
Net Asset Value, End of Period	$12.56	$9.69	$10.18	$8.34	$13.07	$16.03
Total Return	30.90%	(4.47)% (b)	24.52%	(34.73)%	(11.60)%	22.85%

Net Assets at End of Period (000’s Omitted)	$177,918	$135,709	$147,337	$109,188	$196,954	$216,826

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.34%	0.79%(c)	1.51%	2.17%	1.33%	1.38%
Net Expenses	0.93%	0.97%(c)	1.03%	1.06%	0.97%	0.99%
Gross Expenses(d)	0.93%	0.97%(c)	1.03%	1.06%	0.97%	0.99%

Portfolio Turnover Rate	64%	7%(b)	62%	108%	47%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Value Equity Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(g)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.74	$10.23	$8.37	$13.11	$16.05	$13.68

Net Investment Income (Loss)(a)	0.10	—(f)	0.11	0.16	0.11	0.12
Net Realized and Unrealized Gains (Losses)	2.84	(0.47)	1.90	(4.74)	(2.00)	2.85
Total from Investment Operations	$2.94	$(0.47)	$2.01	$(4.58)	$(1.89)	$2.97

Distributions:
from Net Investment Income	(0.06)	—	(0.15)	(0.16)	(0.08)	(0.09)
from Net Realized Gains	—	(0.02)	—	—	(0.97)	(0.51)
Total Distributions to Shareholders	$(0.06)	$(0.02)	$(0.15)	$(0.16)	$(1.05)	$(0.60)
Payments by affiliates	—	—(f)	—	—	—	—
Net Asset Value, End of Period	$12.62	$9.74	$10.23	$8.37	$13.11	$16.05
Total Return(b)	30.28%	(4.57)% (c)	24.08%	(35.04)%	(12.15)%	22.14%

Net Assets at End of Period (000’s Omitted)	$2,996	$4,868	$5,196	$5,116	$6,958	$5,711

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.89%	0.34%(d)	1.05%	1.67%	0.75%	0.81%
Net Expenses	1.38%	1.42%(d)	1.49%	1.58%	1.56%	1.60%
Gross Expenses(e)	1.38%	1.42%(d)	1.49%	1.58%	1.56%	1.86%

Portfolio Turnover Rate	64%	7%(c)	62%	108%	47%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Less than $0.01 per share.
(g)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Flexible Value Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009(g)	October 31, 2008	October 31, 2007(f)

Net Asset Value, Beginning Period	$7.33	$7.62	$6.16	$6.14	$10.38	$10.00

Net Investment Income (Loss)(a)	0.02	—(e)	0.05	0.03	0.04	0.01
Net Realized and Unrealized Gains (Losses)	1.83	(0.28)	1.45	0.02	(4.20)	0.38
Total from Investment Operations	$1.85	$(0.28)	$1.50	$0.05	$(4.16)	$0.39

Distributions:
from Net Investment Income	(0.02)	(0.01)	(0.04)	(0.03)	(0.05)	(0.01)
from Net Realized Gains	—	—	—	—	(0.03)	—
from Return of Capital	—(e)	—	—	—(e)	—	—
Total Distributions to Shareholders	$(0.02)	$(0.01)	$(0.04)	$(0.03)	$(0.08)	$(0.01)
Redemption fees(a)	—	—	—	—	—	—
Net Asset Value, End of Period	$9.16	$7.33	$7.62	$6.16	$6.14	$10.38
Total Return	25.27%	(3.69)% (b)	24.39%	0.88%	(40.37)%	3.93%

Net Assets at End of Period (000’s Omitted)	$26,827	$18,108	$17,777	$12,416	$16,379	$12,997

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.28%	0.38%(c)	0.61%	1.06%	0.46%	0.12%
Net Expenses	1.15%	1.15%(c)	1.11%	1.14%	1.10%	1.10%
Gross Expenses(d)	1.32%	1.48%(c)	1.61%	2.18%	3.07%	5.06%

Portfolio Turnover Rate	33%	1%(b)	22%	16%	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.
(g)	Effective November 1, 2008, the Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period November 1, 2008 to May 31, 2009.

Financial Highlights

Brown Advisory Flexible Value Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(g)	May 31, 2010	May 31, 2009(h)	October 31, 2008	October 31, 2007

Net Asset Value, Beginning Period	$7.33	$7.62	$6.17	$6.14	$10.36	$10.41

Net Investment Income (Loss)(a)	0.01	—(f)	0.02	0.02	0.02	(0.02)
Net Realized and Unrealized Gains (Losses)	1.84	(0.29)	1.45	0.01	(4.21)	(0.03)
Total from Investment Operations	$1.85	$(0.29)	$1.47	$0.03	$(4.19)	$(0.05)

Distributions:
from Net Investment Income	(0.01)	—(f)	(0.02)	—(f)	—	—
from Net Realized Gains	—	—	—	—	(0.03)	—
from Return of Capital	—(f)	—	—	—(f)	—	—
Total Distributions to Shareholders	$(0.01)	$—	$(0.02)	$—(f)	$(0.03)	$—
Net Asset Value, End of Period	$9.17	$7.33	$7.62	$6.17	$6.14	$10.36
Total Return(b)	25.18%	(3.75)% (c)	23.88%	0.55%(c)	(40.55)%	(0.48)%

Net Assets at End of Period (000’s Omitted)	$1,259	$955	$992	$1,005	$1,080	$951

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.08%	0.18%(d)	0.37%	0.79%(d)	0.24%	(0.17)%
Net Expenses	1.35%	1.35%(d)	1.35%	1.42%(d)	1.35%	1.35%
Gross Expenses(e)	1.53%	1.68%(d)	1.85%	2.70%(d)	4.32%	12.67%

Portfolio Turnover Rate	33%	1%(c)	22%	16%(c)	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Less than $0.01 per share.
(g)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.
(h)	Effective November 1, 2008, the Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period November 1, 2008 to May 31, 2009.

Financial Highlights

Brown Advisory Small-Cap Growth Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$10.58	$11.06	$8.47	$13.17	$13.92	$11.38

Net Investment Income (Loss)(a)	(0.11)	(0.01)	(0.10)	(0.09)	(0.12)	(0.08)
Net Realized and Unrealized Gain (Losses)	4.60	(0.47)	2.69	(4.25)	0.39	2.62
Total from Investment Operations	$4.49	$(0.48)	$2.59	$(4.34)	$0.27	$2.54

Distributions:
from Net Realized Gains	—	—	—	(0.36)	(1.02)	—
Total Distributions to Shareholders	$—	$—	$—	$(0.36)	$(1.02)	$—
Redemption fees(a)	—	—(e)	—(e)	—	—	—
Net Asset Value, End of Period	$15.07	$10.58	$11.06	$8.47	$13.17	$13.92
Total Return	42.44%	(4.34)% (b)	30.58%	(32.47)%	1.87%	22.32%

Net Assets at End Period (000’s Omitted)	$208,222	$139,647	$145,293	$95,007	$158,648	$147,362

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.85)%	(0.97)%(c)	(0.95)%	(0.96)%	(0.94)%	(0.68)%
Net Expenses	1.18%	1.22%(c)	1.32%	1.35%	1.25%	1.27%
Gross Expenses(d)	1.18%	1.22%(c)	1.32%	1.35%	1.25%	1.27%

Portfolio Turnover Rate	61%	7%(b)	71%	90%	81%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Small-Cap Growth Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$10.34	$10.80	$8.32	$12.99	$13.83	$11.37

Net Investment Income (Loss)(a)	(0.18)	(0.01)	(0.14)	(0.13)	(0.20)	(0.14)
Net Realized and Unrealized Gains (Losses)	4.49	(0.45)	2.62	(4.18)	0.38	2.60
Total from Investment Operations	$4.31	$(0.46)	$2.48	$(4.31)	$0.18	$2.46

Distributions:
from Net Realized Gains	—	—	—	(0.36)	(1.02)	—
Total Distributions to Shareholders	$—	$—	$—	$(0.36)	$(1.02)	$—
Net Asset Value, End of Period	$14.65	$10.34	$10.80	$8.32	$12.99	$13.83
Total return(b)	41.68%	(4.26)% (c)	29.81%	(32.69)%	1.21%	21.64%

Net Assets at End of Period (000’s Omitted)	$3,110	$4,075	$4,254	$2,615	$3,553	$1,160

Ratios to Average Net Assets:
Net Investment Income (Loss)	(1.36)%	(1.42)% (d)	(1.41)%	(1.46)%	(1.55)%	(1.12)%
Net Expenses	1.69%	1.67%(d)	1.78%	1.85%	1.85%	1.85%
Gross Expenses(e)	1.69%	1.67%(d)	1.78%	1.93%	2.07%	5.11%

Portfolio Turnover Rate	61%	7%(c)	71%	90%	81%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Small-Cap Growth Fund

D SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(e)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$20.75	$21.67	$16.64	$25.32	$25.93	$21.28

Net Investment Income (Loss)(a)	(0.21)	(0.02)	(0.23)	(0.23)	(0.32)	(0.24)
Net Realized and Unrealized Gains (Losses)	9.02	(0.90)	5.26	(8.09)	0.73	4.89
Total from Investment Operations	$8.81	$(0.92)	$5.03	$(8.32)	$0.41	$4.65

Distributions:
From Net Realized Gains	—	—	—	(0.36)	(1.02)	—
Total Distributions to Shareholders	$—	$—	$—	$(0.36)	$(1.02)	$—
Net Asset Value, End of Period	$29.56	$20.75	$21.67	$16.64	$25.32	$25.93
Total return	42.46%	(4.25)% (b)	30.23%	(32.61)%	1.50%	21.85%

Net Assets at End of Period (000’s Omitted)	$8,732	$7,065	$7,400	$6,931	$12,387	$13,845

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.80)%	(0.92)% (c)	(1.12)%	(1.26)%	(1.29)%	(1.06)%
Net Expenses	1.13%	1.17%(c)	1.49%	1.65%	1.59%	1.63%
Gross Expenses(d)	1.13%	1.17%(c)	1.49%	1.65%	1.59%	1.63%

Portfolio Turnover Rate	61%	7%(b)	71%	90%	81%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Small-Cap Fundamental Value Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009(g)

Net Asset Value, Beginning Period	$11.92	$13.03	$10.48	$10.00

Net Investment Income (Loss)(a)	0.11	0.01	(0.02)	(0.01)
Net Realized and Unrealized Gains (Losses)	5.54	(1.12)	2.80	0.50
Total from Investment Operations	$5.65	$(1.11)	$2.78	$0.49

Distributions:
from Net Investment Income	(0.08)	—	(0.05)	—
from Net Realized Gains	(0.60)	—	(0.18)	—
from Return of Capital	—	—	—	(0.01)
Total Distributions to Shareholders	$(0.68)	$—	$(0.23)	$(0.01)
Redemption fees(a)	—(e)	—	—	—
Net Asset Value, End of Period	$16.89	$11.92	$13.03	$10.48
Total Return	48.20%	(8.52)% (b)	26.70%	4.86%(b)

Net Assets at End of Period (000’s Omitted)	$107,537	$37,207	$37,629	$14,620

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.70%	0.91%(c)	(0.14)%	(0.22)% (c)
Net Expenses	1.24%	1.36%(c)	1.47%	1.50%(c)
Gross Expenses(d)	1.24%	1.36%(c)	1.62%	2.91%(c)

Portfolio Turnover Rate	67%	2%(b)	82%	29%(b)

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.
(g)	Commenced operations on December 31, 2008.

Financial Highlights

Brown Advisory Opportunity Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$11.03	$11.51	$9.40	$15.10	$15.38	$12.55

Net Investment Income (Loss)(a)	(0.10)	(0.01)	(0.03)	(0.10)	(0.14)	(0.06)
Net Realized and Unrealized Gains (Losses)	4.01	(0.47)	2.14	(5.60)	(0.14)	2.89
Total from Investment Operations	$3.91	$(0.48)	$2.11	$(5.70)	$(0.28)	$2.83

Redemption fees(a)	—	—	—	—	—(e)	—
Net Asset Value, End of Period	$14.94	$11.03	$11.51	$9.40	$15.10	$15.38
Total Return	35.45%	(4.17)% (b)	22.45%	(37.75)%	(1.82)%	22.55%

Net Assets at End of Period (000’s Omitted)	$11,692	$13,498	$14,863	$16,537	$29,740	$17,903

Ratios to Average Net Assets:
Net Investment Income (Loss)(d)	(0.75)%	(0.84)% (c)	(0.29)%	(0.96)%	(0.91)%	(0.45)%
Net Expenses	1.50%	1.50%(c)	1.50%	1.50%	1.50%	1.50%
Gross Expenses(d)	1.78%	1.68%(c)	1.75%	1.67%	1.70%	1.97%

Portfolio Turnover Rate	65%	3%(b)	97%	151%	131%	118%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Maryland Bond Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$10.81	$10.81	$10.62	$10.42	$10.29	$10.28

Net Investment Income (Loss)(a)	0.25	0.02	0.25	0.31	0.37	0.32
Net Realized and Unrealized Gains (Losses)	0.04	—	0.19	0.21	0.13	0.01
Total from Investment Operations	$0.29	$0.02	0.44	0.52	0.50	0.33

Distributions:
from Net Investment Income	(0.25)	(0.02)	(0.25)	(0.32)	(0.37)	(0.32)
Total Distributions to Shareholders	$0.25	$(0.02)	$(0.25)	$(0.32)	$(0.37)	$(0.32)
Redemption fees(a)	—	—(e)	—(e)	—(e)	—	—
Net Asset Value, End of Period	$10.85	$10.81	$10.81	$10.62	$10.42	$10.29
Total Return	2.74%	0.19%(b)	4.21%	5.06%	4.93%	3.21%

Net Assets at End of Period (000’s Omitted)	$188,180	$192,077	$187,288	$170,970	$94,001	$92,409

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.33%	2.36%(c)	2.32%	2.93%	3.55%	3.06%
Net Expenses	0.51%	0.54%(c)	0.62%	0.46%	0.27%	0.71%
Gross Expenses(d)	0.51%	0.54%(c)	0.62%	0.70%	0.77%	0.80%

Portfolio Turnover Rate	29%	1%(b)	8%	9%	10%	6%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Intermediate Income Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$11.23	$11.13	$10.76	$10.76	$10.46	$10.36

Net Investment Income (Loss)(a)	0.31	0.03	0.38	0.42	0.49	0.47
Net Realized and Unrealized Gains (Losses)	0.11	0.10	0.38	0.02	0.35	0.11
Total from Investment Operations	$0.42	$0.13	$0.76	$0.44	$0.84	$0.58

Distributions:
from Net Investment Income	(0.33)	(0.03)	(0.39)	(0.42)	(0.54)	(0.48)
From Net Realized Gains	(0.04)	—	—	(0.02)	—	—
Total Distributions to Shareholders	$(0.37)	$(0.03)	$(0.39)	$(0.44)	$(0.54)	$(0.48)
Redemption fees(a)	—(e)	—(e)	—(e)	—(e)	—(e)	—
Net Asset Value, End of Period	$11.28	$11.23	$11.13	$10.76	$10.76	$10.46
Total Return (c)	3.84%	1.20%(b)	7.17%	4.24%	7.70%	5.72%

Net Assets at End of Period (000’s Omitted)	$255,847	$280,537	$270,658	$190,708	$142,412	$128,463

Ratios to Average Net Assets:
Net Investment Income (Loss)(d)	2.75%	3.23%(c)	3.45%	3.97%	4.54%	4.46%
Net Expenses	0.52%	0.53%(c)	0.61%	0.63%	0.58%	0.60%
Gross Expenses(d)	0.52%	0.53%(c)	0.61%	0.63%	0.58%	0.60%

Portfolio Turnover Rate	84%	6%(b)	25%	32%	56%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Intermediate Income Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$11.04	$10.95	$10.59	$10.60	$10.28	$10.19

Net Investment Income (Loss)(a)	0.28	0.03	0.35	0.39	0.45	0.43
Net Realized and Unrealized Gains (Losses)	0.11	0.09	0.38	0.02	0.35	0.11
Total from Investment Operations	$0.39	$0.12	$0.73	$0.41	$0.80	$0.54

Distributions:
from Net Investment Income	(0.31)	(0.03)	(0.37)	(0.40)	(0.48)	(0.45)
from Net Realized Gains	(0.04)	—	—	(0.02)	—	—
Total Distributions to Shareholders	$(0.35)	$(0.03)	$(0.37)	$(0.42)	$(0.48)	$(0.45)
Net Asset Value, End of Period	$11.08	$11.04	$10.95	$10.59	$10.60	$10.28
Total Return(b)	3.60%	1.11%(c)	6.98%	3.97%	7.47%	5.39%

Net Assets at End of Period (000’s Omitted)	$22,647	$31,607	$31,415	$28,090	$23,519	$18,428

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.54%	3.03%(d)	3.24%	3.73%	4.25%	4.16%
Net Expenses	0.72%	0.73%(d)	0.82%	0.87%	0.86%	0.90%
Gross Expenses (e)	0.72%	0.73%(d)	0.82%	0.87%	0.86%	0.90%

Portfolio Turnover Rate	84%	6%(c)	25%	32%	56%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.